Note 9: Warrants Issuance: Summary of warrant activity (Details) (USD $)	3 Months Ended
Jun. 30, 2013
Details
Warrants outstanding, start of period	0
Warrants outstanding, weighted average grant date fair value per share, start of period	$ 0
Warrants granted, shares	1,167,500
Warrants granted, weighted average exercise price	$ 0.10
Warrants granted, weighted average remaining contractual term in years	1
Warrants granted, Weighted Average Grant Date Fair Value Per Share	$ 0.05
Warrants outstanding, end of period	1,167,500
Warrants outstanding, weighted average exercise price, end of period	$ 0.10
Warrants outstanding, weighted average remaining contractual term in years, end of period	1
Warrants outstanding, weighted average grant date fair value per share, end of period	$ 0.05